Summary of Weighted Average Assumptions and Fair Value of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	1,046,372	1,939,796	818,090
Weighted average exercise price	$ 30.96	$ 17.42	$ 22.95
Risk-free interest rate	2.01%	1.31%	1.69%
Expected volatility	25.06%	26.81%	24.11%
Expected term (years)	6 years 6 months	6 years	7 years 10 months 24 days
Dividend yield	1.29%	1.64%	1.75%
Weighted average fair value	$ 7.66	$ 9.48	$ 5.27